Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Lease commitments
	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2013	$171,449	$40,737
2014	145,112	35,317
2015	121,198	25,924
2016	99,753	15,294
2017	79,391	6,476
Thereafter	810,548	398
Total	$1,427,451	$124,146